FAIR VALUE MEASUREMENTS (Details) - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,358,656	$ 3,134,815
Redemption, notice period	30 days	30 days
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 292,943	$ 276,635
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	292,943	276,635
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Mutual Funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	261,604	241,385
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	261,604	241,385
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	31,339	35,250
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	31,339	35,250
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Unfunded commitments	0	0
Common Collective Trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,065,713	$ 2,858,180